REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Statements of Comprehensive Income (Loss):
Net income (loss)			$ (85)	$ (10)
Change in unrealized gains (losses), net of reclassification adjustment	$ (481)	[1]	(95)	88
Other comprehensive income (loss)	$ (480)		(95)	88
Comprehensive income (loss)			(180)	78
As Previously Reported
Statements of Comprehensive Income (Loss):
Net income (loss)			(13)	(9)
Change in unrealized gains (losses), net of reclassification adjustment			(52)	90
Other comprehensive income (loss)			(52)	90
Comprehensive income (loss)			(65)	81
Impact of Revisions
Statements of Comprehensive Income (Loss):
Net income (loss)			(7)	(1)
Change in unrealized gains (losses), net of reclassification adjustment			2	(2)
Other comprehensive income (loss)			2	(2)
Comprehensive income (loss)			(5)	$ (3)
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Statements of Comprehensive Income (Loss):
Net income (loss)			(64)
Change in unrealized gains (losses), net of reclassification adjustment			(45)
Other comprehensive income (loss)			(45)
Comprehensive income (loss)			(110)
As Adjusted
Statements of Comprehensive Income (Loss):
Net income (loss)			(78)
Change in unrealized gains (losses), net of reclassification adjustment			(97)
Other comprehensive income (loss)			(97)
Comprehensive income (loss)			$ (175)

[1]	See Note 13 of the Notes to these Financial Statements for details of change in unrealized gains (losses), net of adjustments.